Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits		$ 8,679		$ 8,489
Deposits			$ 100,000	100,000
Property and equipment	878	1,935	18,504	93,973
Intangible assets			5,700,984	6,393,364
Canada [Member]
Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits		8,679		8,489
Deposits
Property and equipment
Intangible assets
USA [Member]
Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits
Deposits			100,000	100,000
Property and equipment	878	1,935	18,504	93,973
Intangible assets			$ 5,700,984	$ 6,393,364